Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000095455 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	24.37%
C000095455 | Non-Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	23.32%
C000095455 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.95%
C000095455 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000095455 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000095455 | US Government
Holdings [Line Items]
Percent of Net Asset Value	6.53%
C000095455 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000095455 | BDCs
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000095455 | Cash
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000095455 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000095455 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000095455 | Developed Foreign
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000095455 | EM Debt
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000095455 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000095455 | Preferreds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095455 | Muni/BAB
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000095455 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000095455 | Convertibles
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000095455 | DoubleLine Opportunistic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000095455 | DoubleLine Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	28.26%
C000095455 | Tactical Closed-End Fund Income Strategy (RiverNorth)
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000095454 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	24.37%
C000095454 | Non-Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	23.32%
C000095454 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.95%
C000095454 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000095454 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000095454 | US Government
Holdings [Line Items]
Percent of Net Asset Value	6.53%
C000095454 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000095454 | BDCs
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000095454 | Cash
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000095454 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000095454 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000095454 | Developed Foreign
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000095454 | EM Debt
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000095454 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000095454 | Preferreds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095454 | Muni/BAB
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000095454 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000095454 | Convertibles
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000095454 | DoubleLine Opportunistic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000095454 | DoubleLine Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	28.26%
C000095454 | Tactical Closed-End Fund Income Strategy (RiverNorth)
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000119956 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000119956 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000119956 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	58.93%
C000119956 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000119956 | BDCs
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000119956 | Cash
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000119956 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000119956 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000119956 | Developed Foreign
Holdings [Line Items]
Percent of Net Asset Value	26.25%
C000119956 | EM Debt
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000119956 | Preferreds
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000119956 | Muni/BAB
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000119956 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000119956 | Convertibles
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000119956 | SPACs
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000119956 | Tactical Closed-End Fund Income Strategy (RiverNorth)
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000119956 | High Yield & Senior Loan Strategy (Oaktree)
Holdings [Line Items]
Percent of Net Asset Value	91.10%
C000119955 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000119955 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000119955 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	58.93%
C000119955 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000119955 | BDCs
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000119955 | Cash
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000119955 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000119955 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.22%
C000119955 | Developed Foreign
Holdings [Line Items]
Percent of Net Asset Value	26.25%
C000119955 | EM Debt
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000119955 | Preferreds
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000119955 | Muni/BAB
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000119955 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000119955 | Convertibles
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000119955 | SPACs
Holdings [Line Items]
Percent of Net Asset Value	0.07%
C000119955 | Tactical Closed-End Fund Income Strategy (RiverNorth)
Holdings [Line Items]
Percent of Net Asset Value	9.53%
C000119955 | High Yield & Senior Loan Strategy (Oaktree)
Holdings [Line Items]
Percent of Net Asset Value	91.10%